Segment Reporting (Details) - Schedule of revenues by geographic areas - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
China [Member]
Top 5 International Markets:
Sales Amount	$ 64,787,186	$ 53,130,894
As % of Sales	84.69%	81.22%
US [Member]
Top 5 International Markets:
Sales Amount	$ 7,628,332	$ 5,740,265
As % of Sales	9.97%	8.78%
Taiwan [Member]
Top 5 International Markets:
Sales Amount	$ 1,296,863
As % of Sales	1.70%
Australia [Member]
Top 5 International Markets:
Sales Amount	$ 1,191,512	$ 546,807
As % of Sales	1.56%	0.84%
Marshall Islands [Member]
Top 5 International Markets:
Sales Amount	$ 730,039
As % of Sales	0.95%
Other foreign countries [Member]
Top 5 International Markets:
Sales Amount	$ 868,364	$ 6,122,083
As % of Sales	1.13%	1.96%
India [Member]
Top 5 International Markets:
Sales Amount		$ 4,191,611
As % of Sales		6.41%
Switzerland [Member]
Top 5 International Markets:
Sales Amount		$ 514,951
As % of Sales		0.79%